United States
 Securities And Exchange Commission
           Washington, DC  20549

                    FORM  13F

        FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 1999

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  444 Madison Avenue
                34th Floor
                New York, NY  10022

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    212-421-3400

Signature, Place, and Date of Signing:

Frank E. Shanley,New York, NY February 15, 2000

Report Type (Check only one.)

[X]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers:

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers:

No.    13F    File Number     Name






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                                                        Dudley & Company, LLC
                                                              FORM 13F
                                                          December 31, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Access Worldwide               COM              004319109      235    98775 SH       Sole                    98775
Bank of New York               COM              064057102     5556   138900 SH       Sole                   138900
Cintas Corp                    COM              172908105     4890    92050 SH       Sole                    92050
Cox Comm CL A                  COM              224044107    11212   217699 SH       Sole                   217699
Dal-Tile Int'l                 COM              23426R108     7180   709180 SH       Sole                   709180
Dal-Tile Int'l/R               COM              23426R108     2190   216321 SH       Sole                   216321
EntreMed, Inc.                 COM              29382F103     5971   233000 SH       Sole                   233000
Exxon Mobil Corp.              COM              30231G102     7051    87521 SH       Sole                    87521
Fannie Mae                     COM              313586109     7886   126300 SH       Sole                   126300
H & R Block, Inc.              COM              093671105     6429   146950 SH       Sole                   146950
Hawaiian Electric              COM              419870100      375    13000 SH       Sole                    13000
Hewlett-Packard Co.            COM              428236103      239     2100 SH       Sole                     2100
Integ, Inc.                    COM              458100104       35    15929 SH       Sole                    15929
Integra, Inc.                  COM              45811M105       71    42087 SH       Sole                    42087
Integrated Meas. Sys           COM              457923100     2071   146650 SH       Sole                   146650
Japan OTC Fund                 COM              471091108     2097   177500 SH       Sole                   177500
Linear Technology              COM              535678106    28094   392575 SH       Sole                   392575
MBIA, Inc.                     COM              55262C100     6810   128950 SH       Sole                   128950
Mettler-Toledo Int'l           COM              592688105    15796   413652 SH       Sole                   413652
Millennium Pharm.              COM              599902103     2295    18813 SH       Sole                    18813
Molex Inc. Cl A                COM              608554200    10638   235100 SH       Sole                   235100
Monarch Dental Corporation Res COM              609044102       53    31050 SH       Sole                    31050
Phelps Dodge Corp.             COM              717265102     9510   141150 SH       Sole                   141150
Praxair, Inc.                  COM              74005P104     8905   177000 SH       Sole                   177000
Rational Software              COM              75409P202      393     8000 SH       Sole                     8000
Redback Networks, Inc.         COM              757209101     4186    23581 SH       Sole                    23581
Redback Networks/R             COM              757209101      873     4916 SH       Sole                     4916
Rogers Comm, Inc.              COM              775109200      247    10000 SH       Sole                    10000
Schlumberger Ltd.              COM              806857108     6575   117150 SH       Sole                   117150
Sola International             COM              834092108     7350   529700 SH       Sole                   529700
SpectraLink Corp.              COM              847580107       46     6364 SH       Sole                     6364
St Mary Land & Expl.           COM              792228108    15957   644731 SH       Sole                   644731
Summo Minerals                 COM              86636K106      138  1664966 SH       Sole                  1664966
Transocean Sedco Forex         COM              G90078109      764    22680 SH       Sole                    22680
Waters Corporation             COM              941848103     8072   152300 SH       Sole                   152300
REPORT SUMMARY                 35 DATA RECORDS              190191            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED